ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2019	Sep. 30, 2018
Accounts receivable	$ 191,900	$ 65,100
Allowance for doubtful accounts	(8,500)	(1,800)
Accounts receivable, net	$ 183,400	$ 63,300